Revision of Prior Year Financial Statements (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Liabilities
Accrued dividends	$ 2,094,658		$ 2,094,658		$ 1,462,106	$ 1,387,068
Total Current Liabilities	4,479,346		4,479,346		3,687,200	3,285,826
Total Liabilities	10,101,703		10,101,703		7,544,739	3,287,034
Stockholders' Equity
Total Stockholders' Equity	(9,914,938)		(9,914,938)		(7,367,307)	(2,908,933)	$ (360,464)
Statement of Operations
Deemed dividend	65,823	$ 67,888	129,858	$ 131,867	297,323	247,128
Net loss attributable to common stockholders	$ (2,477,061)	$ (1,534,545)	$ (4,634,726)	$ (3,087,776)	$ (9,048,909)	$ (7,639,035)
Basic and diluted loss per share	$ (0.06)	$ (0.04)	$ (0.12)	$ (0.08)	$ (0.23)	$ (0.24)
Statements of Cash Flows Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend				$ 131,867	$ 297,323	$ 247,128
As Previously Reported [Member]
Current Liabilities
Accrued dividends					472,444	259,170
Total Current Liabilities					4,159,644	3,544,996
Total Liabilities					8,017,183	3,546,204
Stockholders' Equity
Total Stockholders' Equity					7,839,751	3,168,103
Statement of Operations
Deemed dividend						247,128
Net loss attributable to common stockholders				$ 2,955,909	$ 8,751,586	$ 247,128
Basic and diluted loss per share				$ (0.08)	$ (0.23)	$ (0.01)
Statements of Cash Flows Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend				$ 101,385	$ 217,985	$ 69,894
Adjustment [Member]
Current Liabilities
Accrued dividends					(472,444)	(259,170)
Total Current Liabilities					(472,444)	(259,170)
Total Liabilities					(472,444)	(259,170)
Stockholders' Equity
Total Stockholders' Equity					(472,444)	(259,170)
Statement of Operations
Deemed dividend				131,867	297,323
Net loss attributable to common stockholders				$ 131,867	$ 297,323	$ (7,391,907)
Basic and diluted loss per share				$ (0.00)		$ (0.23)
Statements of Cash Flows Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend				$ 30,482	$ 79,338	$ 177,234